Shareholder Report, Holdings (Details)	Jun. 30, 2026
SMI 3Fourteen REAL Asset Allocation ETF | BNY Mellon US Large Cap Core Equity ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.96%
SMI 3Fourteen REAL Asset Allocation ETF | Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.97%
SMI 3Fourteen REAL Asset Allocation ETF | Schwab High Yield Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.98%
SMI 3Fourteen REAL Asset Allocation ETF | Vanguard International Corporate Bond Index [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.97%
SMI 3Fourteen REAL Asset Allocation ETF | Schwab Long-Term U.S. Treasury ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.94%
SMI 3Fourteen REAL Asset Allocation ETF | iMGP DBi Managed Futures Strategy ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.79%
SMI 3Fourteen REAL Asset Allocation ETF | iShares MSCI Emerging Markets ex China [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
SMI 3Fourteen REAL Asset Allocation ETF | iShares J.P. Morgan USD Emerging Markets Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.98%
SMI 3Fourteen REAL Asset Allocation ETF | Sprott Physical Gold Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.97%
SMI 3Fourteen REAL Asset Allocation ETF | Vanguard Small-Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
SMI 3Fourteen REAL Asset Allocation ETF | Europe [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.01%
SMI 3Fourteen REAL Asset Allocation ETF | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	2.00%
SMI 3Fourteen REAL Asset Allocation ETF | Managed Futures [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
SMI 3Fourteen REAL Asset Allocation ETF | Commodities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.97%
SMI 3Fourteen REAL Asset Allocation ETF | Miners [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.99%
SMI 3Fourteen REAL Asset Allocation ETF | Gold [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.97%
SMI 3Fourteen REAL Asset Allocation ETF | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.93%
SMI 3Fourteen REAL Asset Allocation ETF | Bitcoin [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
SMI 3Fourteen REAL Asset Allocation ETF | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.98%
SMI 3Fourteen REAL Asset Allocation ETF | High Yield [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.98%
SMI 3Fourteen REAL Asset Allocation ETF | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.97%
SMI 3Fourteen REAL Asset Allocation ETF | Long Term Treasuries [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.95%
SMI 3Fourteen REAL Asset Allocation ETF | Emerging Mkt Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.98%
SMI 3Fourteen REAL Asset Allocation ETF | TIPS [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.98%
SMI 3Fourteen REAL Asset Allocation ETF | T-Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.99%
SMI 3Fourteen REAL Asset Allocation ETF | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.13%
SMI 3Fourteen REAL Asset Allocation ETF | Nasdaq [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.13%
SMI 3Fourteen REAL Asset Allocation ETF | US Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.96%
SMI 3Fourteen REAL Asset Allocation ETF | Dividend Prayers [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.02%
SMI 3Fourteen REAL Asset Allocation ETF | Emerging Mkts Ex China [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
SMI 3Fourteen REAL Asset Allocation ETF | US Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
SMI 3Fourteen Full-Cycle Trend ETF | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.07%
SMI 3Fourteen Full-Cycle Trend ETF | Jabil, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.04%
SMI 3Fourteen Full-Cycle Trend ETF | Meta Platforms, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.03%
SMI 3Fourteen Full-Cycle Trend ETF | Lockheed Martin Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.03%
SMI 3Fourteen Full-Cycle Trend ETF | Texas Pacific Land Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.02%
SMI 3Fourteen Full-Cycle Trend ETF | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.02%
SMI 3Fourteen Full-Cycle Trend ETF | Old Dominion Freight [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.02%
SMI 3Fourteen Full-Cycle Trend ETF | McKesson Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.02%
SMI 3Fourteen Full-Cycle Trend ETF | Hubbell, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.01%
SMI 3Fourteen Full-Cycle Trend ETF | Lowe's Companies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.01%
SMI 3Fourteen Full-Cycle Trend ETF | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.02%
SMI 3Fourteen Full-Cycle Trend ETF | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.01%
SMI 3Fourteen Full-Cycle Trend ETF | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.96%
SMI 3Fourteen Full-Cycle Trend ETF | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.02%
SMI 3Fourteen Full-Cycle Trend ETF | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.90%
SMI 3Fourteen Full-Cycle Trend ETF | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.02%
SMI 3Fourteen Full-Cycle Trend ETF | Information Technology - Hardware Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.07%
SMI 3Fourteen Full-Cycle Trend ETF | Information Technology - Software Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.02%